UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114
Cavanal Hill Funds
(Exact name of registrant as specified in charter)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio		43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	05/31/12

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS
U.S. Treasury Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

FDIC Guaranteed Obligations (3.1%)
Banking (1.1%)
$13,111,000	Wells Fargo & Co., 2.13%, 6/15/12(a)	$13,120,919
Diversified Financial Services (0.7%)
8,793,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12(a)	8,803,301
Financial Services (1.3%)
11,416,000	Citigroup Funding, Inc., 2.25%, 12/10/12(a)	11,538,290
4,295,000	Morgan Stanley, 1.95%, 6/20/12(a)	4,298,875
		15,837,165
Total FDIC Guaranteed Obligations		37,761,385
U.S. Treasury Obligations (38.5%)
U.S. Treasury Bills
150,000,000	0.07%, 6/21/12(b)	149,994,500
100,000,000	0.07%, 6/7/12(b)	99,998,875
50,000,000	0.14%, 10/25/12(b)	49,972,625
		299,966,000
U.S. Treasury Notes
40,000,000	0.38%, 10/31/12	40,037,432
40,000,000	1.13%, 12/15/12	40,209,786
20,000,000	1.38%, 2/15/13	20,173,740
30,000,000	1.38%, 3/15/13	30,275,740
10,000,000	2.75%, 2/28/13	10,191,526
20,000,000	3.38%, 11/30/12	20,317,470
		161,205,694
Total U.S. Treasury Obligations		461,171,694
Repurchase Agreements (58.3%)
275,000,000	Deutsche Bank Securities, Inc., 0.20%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $275,001,528, collateralized by U.S. Treasury Obligations, (1.38% - 3.13%), (9/30/18 - 2/15/42), fair value $280,500,038)	275,000,000
100,000,000	Goldman Sachs & Co., 0.10%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $100,000,278, collateralized by U.S. Treasury Notes, (0.50%), (4/15/15), fair value $102,000,096)	100,000,000
123,951,066	JPMorgan Securities LLC, 0.15%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $123,951,583, collateralized by U.S. Treasury Notes, (2.38%), (2/28/15), fair value $126,434,236)	123,951,066
200,000,000	RBC Capital Markets LLC, 0.14%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $200,000,778, collateralized by U.S. Treasury Notes, (0.63% - 3.88%), (10/31/12 - 2/15/22), fair value $204,000,072)	200,000,000
Total Repurchase Agreements		698,951,066
Total Investments (Cost $1,197,884,145)(c)—99.9%		1,197,884,145
Other assets in excess of liabilities — 0.1%		1,114,707
Net Assets — 100.0%		$1,198,998,852

(a)	This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States Government. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Commercial Paper (32.3%)
Beverages (2.7%)
$10,000,000	The Coca-Cola Co., 0.17%, 7/17/12(a)(b)	$9,997,828
15,000,000	The Coca-Cola Co., 0.23%, 10/2/12(a)(b)	14,988,212
		24,986,040
Consumer Products (4.3%)
30,000,000	Colgate-Palmolive Co., 0.08%, 6/4/12(a)(b)	29,999,800
9,491,000	The Procter & Gamble Co., 0.12%, 6/1/12(a)(b)	9,491,000
		39,490,800
Diversified Financial Services (2.7%)
11,000,000	General Electric Capital Corp., 0.31%, 8/21/12(a)	10,992,328
14,000,000	General Electric Capital Corp., 0.29%, 10/23/12(a)	13,983,760
		24,976,088
Diversified Manufacturing Operations (3.3%)
30,000,000	Johnson & Johnson, 0.18%, 9/26/12(a)(b)	29,982,450
Financial Services (3.2%)
30,000,000	Total Capital SA, 0.10%, 6/7/12(a)(b)	29,999,500
Food-Miscellaneous/Diversified (3.2%)
30,000,000	Nestle Capital Corp., 0.30%, 2/25/13(a)(b)	29,932,750
Internet (3.2%)
30,000,000	Google, Inc., 0.10%, 6/18/12(a)(b)	29,998,583
Medical - Drugs (3.3%)
30,000,000	Novartis Finance Corp., 0.12%, 6/4/12(a)(b)	29,999,700
Oil-Integrated Companies (3.2%)
30,000,000	Chevron Corp., 0.09%, 6/11/12(a)(b)	29,999,250
Retail (3.2%)
30,000,000	Wal-Mart Stores, Inc., 0.09%, 6/26/12(a)(b)	29,998,125
Total Commercial Paper		299,363,286
U.S. Government Agency Securities (21.7%)
Federal Farm Credit Bank
9,000,000	0.15%, 5/7/13(c)	9,000,000
Federal Home Loan Bank
25,000,000	0.07%, 6/25/12(a)	24,998,833
15,000,000	0.09%, 7/25/12(a)	14,998,087
16,540,000	0.09%, 6/27/12(a)	16,538,925
15,000,000	0.10%, 6/20/12(a)	14,999,248
10,000,000	0.17%, 12/27/12(c)	10,002,031
10,000,000	0.21%, 6/22/12(c)	10,000,000
10,000,000	0.23%, 5/9/13	9,999,532
10,000,000	0.23%, 5/17/13	10,000,000
10,000,000	0.25%, 2/28/13, Callable 8/28/12 @ 100	10,000,000
5,000,000	0.27%, 5/21/13, Callable 2/21/13 @ 100	5,000,000
		126,536,656
Federal Home Loan Bank, Series 2
15,500,000	0.22%, 7/2/12(c)	15,499,787
Federal Home Loan Mortgage Corp.
10,000,000	0.11%, 7/30/12(a)	9,998,197
Federal National Mortgage Association
30,000,000	0.01%, 6/11/12(a)	29,999,917
10,000,000	0.23%, 7/26/12(c)	10,000,625
		40,000,542
Total U.S. Government Agency Securities		201,035,182

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Cash Management Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements (46.0%)
$175,000,000	Deutsche Bank Securities, Inc., 0.21%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $175,001,021, collateralized by various U.S. Government Agency Obligations, (0.23% - 4.00%), (5/21/13 - 10/28/30), fair value $178,502,848)	$175,000,000
50,000,000	Goldman Sachs & Co., 0.19%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $50,000,264, collateralized by FHLMC, (0.00%), (11/4/13), fair value $51,000,444)	50,000,000
150,986,527	JPMorgan Securities LLC, 0.15%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $150,987,156, collateralized by U.S. Treasury Notes, (0.25%), (5/31/14), fair value $154,009,914)	150,986,527
50,000,000	RBC Capital Markets LLC, 0.15%, 6/1/12, (Purchased on 5/31/12, proceeds at maturity $50,000,208, collateralized by various U.S. Government Agency Obligations, (0.00%), (9/26/14 - 10/15/18), fair value $51,000,432)	50,000,000
Total Repurchase Agreements		425,986,527
Total Investments (Cost $926,384,995)(d)—100.0%		926,384,995
Other assets in excess of liabilities — 0.0%		24,301
Net Assets — 100.0%		$926,409,296

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

FHLMC	Federal Home Loan Mortgage Corporation

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Municipal Bonds (99.8%)
Variable Rate Demand Notes (86.2%)
Alaska (3.3%)
$13,000,000	Valdez Alaska Marine Terminal Revenue, Exxon Mobil Corp. Project, Series C, 0.15%, next reset date 6/1/12, final maturity 12/1/33(a)	$13,000,000
Colorado (5.3%)
5,500,000	Castle Rock Colorado Certificate of Participation, 0.27%, next reset date 6/7/12, final maturity 9/1/37, Enhanced by: LOC(a)	5,500,000
7,455,000	Colorado Educational & Cultural Facilities Authority Revenue, Christian University Project, 0.18%, next reset date 6/7/12, final maturity 7/1/34, Enhanced by: LOC(a)	7,455,000
8,000,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Revenue, Series A, 0.18%, next reset date 6/7/12, final maturity 11/15/34, Enhanced by: LOC(a)	8,000,000
		20,955,000
Florida (3.2%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.20%, next reset date 6/7/12, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
8,000,000	Sunshine Florida State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.19%, next reset date 6/7/12, final maturity 9/1/32, Enhanced by: LOC(a)	8,000,000
		12,590,000
Georgia (3.8%)
15,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.16%, next reset date 6/7/12, final maturity 9/1/35(a)	15,000,000
Illinois (8.4%)
8,200,000	Cook County Illinois Revenue, 0.20%, next reset date 6/7/12, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
12,200,000	Illinois State Toll Highway Authority Revenue, Series B, 0.38%, next reset date 6/7/12, final maturity 1/1/17, Insured by: AGM(a)	12,200,000
6,200,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.19%, next reset date 6/7/12, final maturity 11/15/33, Enhanced by: LOC(a)	6,200,000
7,000,000	Romeoville Illinois Revenue, Lewis University, 0.23%, next reset date 6/1/12, final maturity 10/1/36, Enhanced by: LOC(a)	7,000,000
		33,600,000
Indiana (5.7%)
8,300,000	Indiana Health Facility Financing Authority Revenue, Deaconess Hospital, Inc., 0.18%, next reset date 6/7/12, final maturity 1/1/22, Enhanced by: LOC(a)	8,300,000
14,410,000	Indiana Municipal Power Agency Revenue, Series A, 0.19%, next reset date 6/7/12, final maturity 1/1/18, Enhanced by: LOC(a)	14,410,000
		22,710,000
Kansas (3.0%)
12,115,000	Kansas State Development Financial Authority Hospital Revenue, Series C, 0.16%, next reset date 6/7/12, final maturity 11/15/34, Enhanced by: LOC(a)	12,115,000
Kentucky (1.1%)
4,480,000	Jeffersontown Kentucky Lease Program Revenue, 0.17%, next reset date 6/7/12, final maturity 3/1/30, Enhanced by: LOC(a)	4,480,000
Mississippi (7.7%)
15,900,000	Jackson County Mississippi Pollution Control Revenue, Chevron Corp. Project, 0.16%, next reset date 6/1/12, final maturity 6/1/23(a)	15,900,000
15,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.15%, next reset date 6/7/12, final maturity 12/1/30, Insured by: GTY(a)	15,000,000
		30,900,000
Missouri (1.7%)
6,825,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.25%, next reset date 6/7/12, final maturity 11/1/18, Enhanced by: LOC(a)	6,825,000
Pennsylvania (14.6%)
15,500,000	Berks County Pennsylvania Municipal Authority Revenue, 0.34%, next reset date 8/2/12, final maturity 5/1/32(a)	15,500,000
6,700,000	Emmaus Pennsylvania General Authority Revenue, 0.19%, next reset date 6/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	6,700,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Amortized Cost

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Pennsylvania, continued:
$6,000,000	Emmaus Pennsylvania General Authority Revenue, 0.19%, next reset date 6/7/12, final maturity 3/1/24, Enhanced by: LOC(a)	$6,000,000
15,000,000	Luzerne County Pennsylvania, GO, Series A, 0.55%, next reset date 6/7/12, final maturity 11/15/26, Insured by: AGM(a)	15,000,000
15,000,000	Philadelphia Pennsylvania, GO, Series B, 0.15%, next reset date 6/7/12, final maturity 8/1/31, Enhanced by: LOC(a)	15,000,000
		58,200,000
South Carolina (1.9%)
7,640,000	South Carolina Jobs-Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.27%, next reset date 6/7/12, final maturity 3/1/27, Enhanced by: LOC(a)	7,640,000
Tennessee (3.8%)
15,000,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.30%, next reset date 6/7/12, final maturity 11/1/27, Enhanced by: LOC(a)	15,000,000
Texas (10.5%)
7,000,000	Austin Texas Hotel Occupancy Tax Revenue, Series B, 0.25%, next reset date 6/7/12, final maturity 11/15/29, Enhanced by: LOC(a)	7,000,000
10,000,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp. Project, 0.15%, next reset date 6/1/12, final maturity 6/1/20(a)	10,000,000
10,000,000	Lower Neches Valley Texas Authority Industrial Development Corp. Revenue, Exxon Mobil Corp. Project, Series A, 0.15%, next reset date 6/1/12, final maturity 11/1/29(a)	10,000,000
15,000,000	University of Texas Revenue, Financing System, Series B, 0.10%, next reset date 6/7/12, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	15,000,000
		42,000,000
Virginia (5.1%)
11,545,000	Falls Church Virginia Economic Development Authority Revenue, 0.20%, next reset date 6/7/12, final maturity 7/1/31, Enhanced by: LOC(a)	11,545,000
9,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.18%, next reset date 6/7/12, final maturity 8/1/35, Enhanced by: LOC(a)	9,000,000
		20,545,000
Washington (2.5%)
10,000,000	Washington State Health Care Facilities Authority Revenue, Series C, 0.21%, next reset date 6/7/12, final maturity 11/15/46, Enhanced by: LOC(a)	10,000,000
Wisconsin (4.6%)
6,210,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.18%, next reset date 6/7/12, final maturity 9/1/40, Enhanced by: LOC(a)	6,210,000
7,100,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.19%, next reset date 6/7/12, final maturity 3/1/36, Enhanced by: LOC(a)	7,100,000

 See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin, continued:
$5,000,000	Wisconsin State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Services, Series B, 0.17%, next reset date 6/7/12, final maturity 8/15/33, Enhanced by: LOC(a)	$5,000,000
		18,310,000
Total Variable Rate Demand Notes		343,870,000
Fixed Rate Municipal Bonds (5.1%)
Oregon (2.6%)
10,250,000	Oregon State, GO, 2.00%, 6/29/12	10,263,816
Wisconsin (2.5%)
10,000,000	Wisconsin State Revenue, 2.00%, 6/15/12	10,006,779
Total Fixed Rate Municipal Bonds		20,270,595
Commercial Paper (8.5%)
Arizona (2.5%)
10,000,000	Phoenix Civic Improvement Corp., Series 12-A, 0.15%, 8/8/12, Enhanced by: LOC	10,000,000
Illinois (3.8%)
15,000,000	Illinois Educational Facilities Authority, Series 95, 0.14%, 8/8/12, Enhanced by: LOC	15,000,000
Virginia (2.2%)
8,995,000	Peninsula Ports Authority, 0.18%, 7/19/12, Enhanced by: LOC	8,995,000
Total Commercial Paper		33,995,000
Total Municipal Bonds		398,135,595
Investment Companies (0.1%)
335,107	Goldman Sachs Financial Square Funds-Tax-Free Money Market Fund, 0.04% (b)	335,107
79,077	SEI Tax-Exempt Trust Institutional Tax Free, Class A, 0.02% (b)	79,077
Total Investment Companies		414,184
Total Investments (Cost $398,549,779)(c)—99.9%		398,549,779
Other assets in excess of liabilities — 0.1%		352,688
Net Assets — 100.0%		$398,902,467

(a)	Variable rate investment with the option to tender at par value on an interest reset date. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds (85.6%)
Arizona (3.7%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$773,227
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	821,535
		1,594,762
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,034
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Continuously Callable @ 100.5, Insured by: AMBAC	25,042
		105,076
Colorado (2.3%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	977,602
Florida (1.8%)
5,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Continuously Callable @ 100, Insured by: MBIA	5,014
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	767,627
		772,641
Georgia (1.0%)
5,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100, Insured by: NATL-RE, ETM	5,111
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	420,920
		426,031
Hawaii (2.0%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	866,400
Illinois (5.1%)
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	358,231
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, Series A, 5.00%, 10/1/19, Continuously Callable @ 100	255,224
750,000	Schaumburg Illinois, GO, Series A, 4.25%, 12/1/22, Callable 12/1/13 @ 100*	794,303
670,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	765,810
		2,173,568
Indiana (3.0%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	416,477
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	333,725
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	554,270
		1,304,472
Iowa (3.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	811,569

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued:
Iowa, continued:
$805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: MBIA*	$848,277
		1,659,846
Kansas (1.7%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	739,760
Maryland (1.5%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	663,608
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	713,576
Michigan (0.9%)
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/12 @ 100, Insured by: AMBAC*	405,732
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	842,595
Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,308
New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	28,569
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	836,467
Oklahoma (0.4%)
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	154,778
Oregon (2.0%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	868,672
Pennsylvania (6.0%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	927,233
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 100, Insured by: Connie Lee, ETM	10,139
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	767,627
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	863,835
		2,568,834
South Carolina (2.0%)
775,000	South Carolina State, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	863,823
Tennessee (1.9%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	822,863
Texas (25.3%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	359,028
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	165,596
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	665,138
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	753,697
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	814,650
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	698,663
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	725,632
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	910,447
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	578,699
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	559,525
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	587,605

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	$616,906
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	520,056
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	922,815
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	748,896
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,209,222
		10,836,575
Utah (1.8%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	784,042
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	836,460
Washington (6.0%)
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	550,985
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	906,337
300,000	Seattle Washington Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 7/9/12 @ 100, Insured by: FGIC*	301,089
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	793,799
		2,552,210
Wisconsin (5.3%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,454
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	627,248
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	672,271

Shares or Principal Amount

850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Callable 5/1/15 @ 100, Insured by: AGM*	959,293
		2,279,266
Total Municipal Bonds		36,688,536
Investments in Affiliates (13.6%)
5,831,875	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.01%(a)	5,831,875
Total Investments in Affiliates		5,831,875
Total Investments (Cost $39,186,278)(b)—99.2%		42,520,411
Other assets in excess of liabilities — 0.8%		351,159
Net Assets — 100.0%		$42,871,570

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Public School Fund Guaranteed

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (5.2%)
$1,091,338	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.82%, 12/23/35(a)(b)	$65,480
151,311	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	151,342
656,268	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	618,715
1,455,164	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	1,453,114
12,040	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	12,308
376,799	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(b)	370,450
103,673	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	96,870
59,109	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.46%, 1/15/34(b)	39,893
840,693	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.11%, 11/25/34(b)	129,311
6,534	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	6,499
1,052,052	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(b)	1,062,357
218,699	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.90%, 9/25/33(b)	75,901
540,409	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	485,780
71,368	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	65,389
133,609	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(b)	126,550
296,069	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(b)	281,339
495,405	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(b)	272,059
222,658	Terwin Mortgage Trust, Series 2005-12AL, Class AF2, 4.65%, 7/25/36(b)	222,561
Total Asset Backed Securities		5,535,918
Mortgage Backed Securities† (33.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.5%)
307,987	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.78%, 2/25/36(b)	135,670
25,299	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.92%, 7/25/35(b)	17,134
66,117	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.46%, 7/20/35(b)	35,566
60,785	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.55%, 9/25/34(b)	52,802
95,282	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.14%, 8/25/35(b)	69,917
196,664	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.38%, 9/25/34(b)	183,221
63,675	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.89%, 1/25/36(b)	35,497
		529,807
Alt-A - Fixed Rate Mortgage Backed Securities (7.2%)
487,589	Bank of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	493,200
56,455	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	57,172
58,390	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	53,291
90,320	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	65,481
28,701	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	29,325
31,866	Countrywide Alternative Loan Trust, Series 2003-1T1, Class A2, 5.00%, 4/25/33	32,346
32,128	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	32,363
121,400	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	105,524
38,072	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	7,317
68,793	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	39,224
19,636	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	19,664
65,776	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	45,639
66,885	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	48,050

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$389,974	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	$235,525
159,251	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	162,554
6,151	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.34%, 10/25/36(b)	2,364
642,846	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	633,673
64,827	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(b)	65,533
20,740	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(b)	12,121
210,043	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	145,969
1,408,938	JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37(b)(c)	1,427,966
61,199	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 2.63%, 4/21/34(b)	60,138
90,408	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	92,005
267,026	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	273,339
313,497	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	315,425
12,956	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	13,335
727,256	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	761,322
51,711	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	54,077
14,064	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	14,187
578,766	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(b)	239,062
1,926	Residential Accredit Loans, Inc., Series 2003-QS15, Class A1, 4.00%, 8/25/33	1,921
130,703	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	132,558
684,960	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	700,510
425,176	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	431,232
90,565	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	91,255
7,537	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	7,582
24,996	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	25,176
139,444	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	87,765
49,424	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	50,759
41,035	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	43,263
10,862	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	11,452
42,201	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	43,253
82,915	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	45,060
114,792	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	85,918
297,888	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(b)	302,445
90,260	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	90,152
		7,687,492
Commercial Mortgage Backed Securities (2.9%)
817,303	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3, 4.87%, 3/11/41	829,098
2,205,479	CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18/14(c)	2,267,751
		3,096,849
Prime Adjustable Rate Mortgage Backed Securities (6.1%)
157,241	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.72%, 3/25/35(b)	148,984
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.87%, 5/25/35(b)	59,731
77,254	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.89%, 7/25/33(b)	75,343

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,606	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.89%, 6/25/34(b)	$25,785
37,766	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.97%, 11/20/36(b)	26,816
55,194	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.40%, 10/25/35(b)	47,764
23,409	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.53%, 9/25/34(b)	16,867
56,264	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.71%, 1/25/35(b)	49,967
176,807	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.73%, 10/25/36(b)	110,768
97,632	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.66%, 8/25/35(b)	90,433
175,803	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.64%, 8/25/34(b)	136,244
58,996	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.74%, 2/19/34(b)	55,898
37,950	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.75%, 2/25/34(b)	32,334
1,396	Countrywide Home Loans, Series 2003-42, Class 1A1, 2.91%, 9/25/33(b)	1,178
159,113	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.85%, 11/25/34(b)	151,072
763,302	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 3.67%, 6/26/37(b)(c)	751,701
55,112	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.62%, 10/25/35(b)	43,636
363,460	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.04%, 11/19/35(b)	307,255
189,805	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.63%, 11/25/35(b)	166,547
138,323	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.94%, 4/25/35(b)	119,738
250,812	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.80%, 1/19/35(b)	118,697
67,792	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.94%, 12/19/35(b)	46,250
176,663	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.60%, 8/25/34(b)	148,048
43,028	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.62%, 8/25/34(b)	32,167
15,152	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.83%, 10/25/34(b)	12,553
192,470	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.86%, 9/25/36(b)	134,705
106,637	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.91%, 8/25/36(b)	51,400
75,582	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 5.20%, 7/25/36(b)	56,130
39,408	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 2.73%, 10/25/35(b)	36,978
44,608	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.77%, 9/25/35(b)	38,746
14,482	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.74%, 8/25/36(b)	10,840
34,351	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.69%, 7/25/35(b)	32,141
297,010	JPMorgan Re-Remic, Series 2009-5, Class 2A1, 2.17%, 1/26/37(b)(c)	293,385
216,604	JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.45%, 1/27/47(b)(c)	220,977
513,542	JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	521,434
6,625	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.69%, 2/25/34(b)	6,380
55,701	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.91%, 7/25/34(b)	48,839
74,364	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.33%, 12/25/34(b)	74,293
162,925	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.70%, 8/25/34(b)	145,175
98,157	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.80%, 8/25/34(b)	81,792
48,719	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.62%, 12/25/35(b)	39,196

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$167,653	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.65%, 6/25/34(b)	$145,286
8,684	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.66%, 2/25/34(b)	7,778
128,134	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.72%, 12/25/34(b)	94,981
113,119	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.79%, 11/25/34(b)	95,141
588,146	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.93%, 4/25/34(b)	471,104
57,754	Structured Asset Mortgage Investments, Inc., Series 2005- AR7, Class 1A1, 2.48%, 12/27/35(b)	32,015
87,925	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.67%, 7/25/33(b)	79,582
272,891	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.29%, 8/20/35(b)	141,519
7,709	Washington Mutual, Series 2006- AR8, Class 1A1, 2.51%, 8/25/46(b)	5,299
41,239	Washington Mutual, Series 2004- AR3, Class A2, 2.59%, 6/25/34(b)	40,712
35,374	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.61%, 7/25/44(b)	28,572
258,176	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.26%, 11/25/36(b)	178,311
82,797	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 2.45%, 10/25/35(b)	77,887
45,736	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.51%, 9/25/36(b)	32,166
172,132	Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR1, Class 1A1, 2.61%, 2/25/35(b)	158,651
56,053	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.65%, 6/25/34(b)	54,622
33,800	Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR9, Class 3A1, 2.70%, 6/25/34(b)	32,254
38,454	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.70%, 7/25/34(b)	37,874
96,773	Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR16, Class 1A1, 2.75%, 8/25/33(b)	97,395
27,299	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.84%, 12/25/34(b)	27,662
35,947	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	37,376
		6,444,374
Prime Fixed Mortgage Backed Securities (8.0%)
279,652	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 3.06%, 9/25/35(b)	282,928
466,541	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(b)	265,374
5,397	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	5,573
13,345	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	13,313
47,173	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.81%, 9/25/33(b)	45,035
59,166	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.00%, 2/25/36(b)	43,532
10,285	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	10,290
158,138	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.23%, 3/25/31(b)	167,450
31,191	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	32,375
92,862	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.58%, 7/25/37(b)	83,078
4,229	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	4,238
52,055	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	53,290
602,076	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	626,165

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$1,735	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	$1,761
6,190	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18(c)	6,436
119,149	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	125,403
333,699	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	356,596
36,407	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	38,477
71,974	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	72,796
99,994	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	14,241
43,303	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 2.64%, 2/25/33(b)	42,744
215,610	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.80%, 11/25/32(b)	48,042
12,341	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	12,176
365,740	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	370,458
32,477	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	32,379
5,082	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	5,014
83,972	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	85,780
497,044	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	502,478
147,191	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	155,838
63,102	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	67,915
207,587	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	88,445
105,971	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	109,511
101,629	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	74,104
94,167	First Horizon Mortgage Pass- Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	95,959
196,694	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	202,969
137,866	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	134,065
34,522	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	34,648
103,718	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	95,967
1,668	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	1,668
296,424	JPMorgan Re-Remic, Series 2009- 7, Class 12A1, 6.25%, 1/27/37(b)(c)	302,914
50,235	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	36,127
56,926	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	58,657
453,081	Master Asset Securitization Trust, Series 2003-11, 5.00%, 12/25/18	470,365
72,744	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	74,891
34,034	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	35,364
42,555	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	44,582
32,062	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.22%, 9/25/17(b)	33,470
92,816	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	94,358

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$62,304	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	$64,160
48,948	RAAC, Series 2004-SP2, Class A1, 6.06%, 1/25/17(b)	50,139
9,594	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	9,805
18,067	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	18,539
59,842	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	60,379
71,613	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	68,384
80,653	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	84,739
311,856	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	330,503
116,821	Structured Asset Securities Corp., Series 2003-14, Class 1A3, 5.50%, 5/25/33	121,431
357,703	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	355,772
288,084	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	304,577
3,000	Structured Mortgage Asset Residential Trust, Series 1992- 12B, Class G, 7.60%, 1/25/24	2,596
40,402	Washington Mutual, Series 2003- S4, Class 4A1, 4.00%, 2/25/32	40,842
27,329	Washington Mutual, Series 2003- S7, Class A1, 4.50%, 8/25/18	28,177
30,866	Washington Mutual, Series 2003- S13, Class 21A1, 4.50%, 12/25/18	32,022
3,945	Washington Mutual, Series 2002- S8, Class 2A7, 5.25%, 1/25/18	4,061
191,175	Washington Mutual, Series 2004- S3, Class 3A1, 6.00%, 7/25/34	194,487
84,118	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	86,445
592,828	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	615,435
148,475	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A7, 5.00%, 6/25/33	150,194
227,639	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	237,340
17,908	Wells Fargo Mortgage Backed Securities Trust, Series 2006- AR8, Class 2A4, 2.68%, 4/25/36(b)	14,374
		8,433,640
U.S. Government Agency Mortgage Backed Securities (8.3%)
126,698	Fannie Mae, 2.30%, 1/1/35, Pool #805386(b)	134,075
31,028	Fannie Mae, 2.33%, 6/1/32, Pool #725286(b)	32,897
75,425	Fannie Mae, 2.42%, 2/1/30, Pool #556998(b)	79,920
51,035	Fannie Mae, 2.42%, 12/1/22, Pool #303247(b)	51,835
983,172	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	997,950
995,038	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	1,026,401
41,780	Fannie Mae, 3.00%, 7/1/27, Pool #123496(b)	41,954
1,903,538	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,976,871
1,331,903	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,378,827
908,628	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	949,556
7,705	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	7,992
10,484	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	10,702
83,202	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	90,786
52,530	Fannie Mae, 5.76%, 7/1/36, Pool #805386(b)	56,840
14,184	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	15,826
1,236	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	1,247
38,686	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(b)	47,789
676	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	767
5,962	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	6,272
2,752	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	3,170
12,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	13,949
928	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	933
33,190	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	37,344
4,869	Freddie Mac, 1.63%, 3/1/17, Pool #350044(b)	5,003

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$20,759	Freddie Mac, 2.28%, 4/1/36, Pool #1N0148(b)	$22,094
792,760	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	806,421
362,783	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	381,362
2,561	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	2,569
362,678	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	379,727
6,113	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	6,322
26,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	28,932
19,595	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	21,560
1,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	1,008
3,545	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	3,543
11,064	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	12,356
2,047	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	2,367
7,434	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	8,360
4,215	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	4,587
3,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	3,417
9,642	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	11,132
6,632	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	7,638
14,744	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(b)	15,308
6,930	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(b)	7,195
8,591	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(b)	8,905
7,516	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(b)	7,804
20,326	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(b)	21,069
43,638	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(b)	45,354
13,098	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(b)	13,613
9,871	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(b)	10,280
8,293	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(b)	8,636
18,084	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(b)	18,878
4,194	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(b)	4,422
309	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	355
317	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	367
223	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	262
579	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	624
		8,835,373
Total Mortgage Backed Securities		35,027,535
Corporate Bonds (12.3%)
Computers & Peripherals (1.6%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,737,359
Diversified Financial Services (1.4%)
485,000	Charles Schwab Corp., 4.95%, 6/1/14	521,773
1,000,000	General Electric Capital Corp., Series A, 6.00%, 6/15/12, MTN	1,002,193
		1,523,966
Diversified Manufacturing Operations (1.6%)
1,645,000	General Electric Co., 5.00%, 2/1/13	1,692,231
Entertainment (1.2%)
1,150,000	The Walt Disney Co., Series D, 4.50%, 12/15/13, MTN	1,216,544
Financial Services (4.7%)
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	314,059
1,000,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,060,358
300,000	Citigroup, Inc., 5.50%, 4/11/13	308,080
750,000	Citigroup, Inc., 5.85%, 7/2/13	778,047
1,500,000	I-Preferred Term Securities IV, 1.22%, 6/24/34, Continuously Callable @ 100(b)(c)	825,000
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN(d)	457,500
1,068,000	Morgan Stanley, Series C, 5.22%, 11/1/13, MTN(b)	1,075,625
500,000	Preferred Term Securities IX, 2.27%, 4/3/33, Continuously Callable @ 100(a)(b)	165,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
$315,046	Preferred Term Securities V, 2.57%, 4/3/32, Continuously Callable @ 100(b)(c)	$12,602
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(a)	122
		4,996,393
Insurance (1.3%)
875,000	Jackson National Life Global, 5.38%, 5/8/13(c)	906,202
350,000	MetLife, Inc., 6.75%, 6/1/16	411,815
		1,318,017
Real Estate Investment Trusts (0.5%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Continuously Callable @ 100	537,229
Total Corporate Bonds		13,021,739
Municipal Bonds (1.7%)
Florida (0.6%)
200,000	Broward County Florida School Board Certificate of Participation, 5.00%, 7/1/21, Prerefunded 7/1/13 @ 100, NATL-RE	210,144
200,000	Florida State Board of Education, GO, Series B, 5.00%, 6/1/19, Callable 6/1/12 @ 101, NATL-RE, FGIC*	202,000
250,000	Florida State Board of Education, GO, Series F, 5.00%, 6/1/32, Callable 6/1/12 @ 101, NATL-RE*	252,500
		664,644
New York (0.2%)
200,000	Freeport New York, GO, Series A, 4.50%, 1/15/31, Callable 1/15/13 @ 100, NATL-RE, FGIC*	205,334
Texas (0.5%)
500,000	Houston Texas Water & Sewer System Revenue, Series A, 5.00%, 12/1/30, Prerefunded 12/1/12 @ 100, AGM	511,545
Virginia (0.4%)
390,000	Hampton Virginia Convention Center Revenue, 5.25%, 1/15/18, Prerefunded 1/15/13 @ 100, AMBAC	401,973
Total Municipal Bonds		1,783,496
U.S. Government Agency Securities (1.8%)
Fannie Mae
1,000,000	Series 1, 1.50%, 6/21/16, Callable 6/21/12 @ 100(e)*	1,000,532
Fannie Mae Strips
1,000,000	12.14%, 11/15/16(f)	950,339
Total U.S. Government Agency Securities		1,950,871
U.S. Treasury Obligations (36.5%)
U.S. Treasury Notes
2,500,000	0.38%, 8/31/12	2,501,660
5,000,000	0.88%, 11/30/16	5,062,110
16,000,000	1.25%, 3/15/14	16,280,624
10,000,000	1.38%, 3/15/13	10,093,360
3,500,000	2.00%, 4/30/16	3,699,336
1,000,000	2.25%, 11/30/17	1,079,062
Total U.S. Treasury Obligations		38,716,152
Investments in Affiliates (9.0%)
9,534,310	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	9,534,310
Total Investments in Affiliates		9,534,310
Total Investments (Cost $112,104,742)(h)—99.5%		105,570,021
Other assets in excess of liabilities — 0.5%		561,362
Net Assets — 100.0%		$106,131,383

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2012, illiquid securities were 0.2% of the Fund’s net assets.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Short-Term Income Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2012.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corporation

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (3.3%)
$682,164	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.62%, 12/23/37(a)(b)	$6,822
897,934	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	8,979
486,331	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)(c)	485,646
51,227	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	49,468
145,800	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.90%, 9/25/33(a)	50,601
177,642	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	168,803
Total Asset Backed Securities		770,319
Mortgage Backed Securities† (40.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (13.0%)
71,771	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	68,962
164,187	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	129,727
101,319	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	102,389
80,150	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	70,785
255,561	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	87,111
83,387	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	85,141
48,725	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	48,956
205,249	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	123,961
201,022	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	132,211
7,898	First Horizon Mortgage Pass- Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	7,888
47,920	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	48,646
56,050	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	57,375
51,025	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	53,273
91,336	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	95,964
174,204	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	179,360
71,444	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	71,416
26,525	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	27,902
69,309	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	72,284
93,083	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	97,279
142,408	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	136,773
232,980	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	200,328
136,376	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	129,464
135,517	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	68,020
80,384	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(d)	66,536
46,618	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	48,202
57,340	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	58,867
7,665	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	7,721
58,140	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	52,405
65,003	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	59,078
177,228	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	178,438
31,556	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	32,637
52,384	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	34,921
81,639	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	46,865

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$132,349	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	$104,729
185,584	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	135,701
164,449	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	124,328
		3,045,643
Prime Adjustable Rate Mortgage Backed Securities (6.7%)
36,609	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.83%, 11/20/34(a)	28,981
77,427	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.91%, 11/25/34(a)	72,075
39,106	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.88%, 10/25/33(a)	39,536
97,668	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.64%, 8/25/34(a)	75,691
91,612	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.87%, 2/25/34(a)	89,361
70,188	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.84%, 4/25/37(a)	45,139
125,517	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.73%, 10/25/36(a)	90,659
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.77%, 9/25/35(a)	434,504
355,000	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.01%, 2/25/35(a)	351,062
27,039	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.45%, 4/25/36(a)	21,265
39,248	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	39,609
212,809	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.68%, 3/25/34(a)	193,464
136,446	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.29%, 8/20/35(a)	70,759
10,335	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34(a)	10,375
		1,562,480
Prime Fixed Mortgage Backed Securities (8.8%)
126,494	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	121,384
36,864	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	37,335
49,703	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	51,092
10,397	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	10,792
53,043	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	51,511
44,838	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	45,465
38,170	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	40,488
12,929	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	13,281
69,830	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	70,284
60,270	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	62,517
103,229	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	106,801
36,779	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	35,757
55,691	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	48,636
41,835	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	43,697
34,723	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	35,552
70,195	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	71,336
72,336	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	74,543
124,188	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	127,181
38,582	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	40,849

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$16,605	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	$17,190
3,591	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	3,740
23,094	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	23,997
110,825	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	115,615
13,640	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	14,401
48,948	RAAC, Series 2004-SP2, Class A1, 6.06%, 1/25/17(a)	50,139
184,074	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	189,621
11,912	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	12,224
33,914	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	34,035
24,069	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	24,582
38,695	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	41,008
32,762	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	33,469
19,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	19,309
25,244	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	26,817
715	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	723
37,460	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	40,723
57,684	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	59,645
12,160	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	12,806
4,173	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	4,443
29,638	Wells Fargo Mortgage Backed Securities Trust, Series 2003-14, Class 1A1, 4.75%, 12/25/18	30,545
43,702	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	45,833
130,489	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	131,111
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	56,168
		2,076,645
U.S. Government Agency Mortgage Backed Securities (11.7%)
2,547	Fannie Mae, Series 1992-45, Class F, 1.18%, 4/25/22(a)	2,600
14,931	Fannie Mae, 2.38%, 9/1/33, Pool #739372(a)	15,865
491,586	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	498,975
248,759	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	256,600
16,307	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	17,289
30,352	Fannie Mae, 2.69%, 1/1/37, Pool #906675(a)	32,470
475,885	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	494,218
259,773	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	276,869
2,164	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	2,202
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	35,573
49	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	52
1,075	Fannie Mae, 6.00%, 4/1/35, Pool #735503	1,226
18,393	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	19,955
12,127	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	13,364
8,352	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	9,611
30,838	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 7/25/14 @ 100*	35,362
2,191	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	2,525
12,189	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	14,049
8,413	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	9,465
1,324	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	1,490
6,381	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	7,325
1,965	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	2,216
2,132	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	2,428
1,107	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,275
942	Freddie Mac, Series 1227, Class P, 1.55%, 3/15/22(a)	958

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$193,455	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	$198,541
308,366	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	324,158
94,311	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	99,175
72,487	Freddie Mac, 5.20%, 8/1/34, Pool #755230(a)	76,848
3,551	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	3,917
17,383	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	18,620
12,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	13,476
9,179	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	9,315
6,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	6,538
14,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	15,579
13,030	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	14,739
12,671	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	14,415
9,377	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	10,794
7,700	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	7,998
4,332	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	4,951
10,124	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	11,831
3,990	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	4,567
16,483	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	18,967
22,823	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	26,351
3,205	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	3,623
4,958	Freddie Mac, 9.00%, 5/1/16, Pool #170164	5,476
4,658	Freddie Mac, 9.00%, 6/1/16, Pool #170171	5,145
6,438	Freddie Mac, 9.00%, 9/1/16, Pool #170192	7,180
3,689	Freddie Mac, 9.50%, 6/1/16, Pool #274005	3,699
5,746	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	5,904
9,616	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	11,335
326	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	387
5,253	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	6,156
1,883	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	1,889
5,793	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	6,144
1,941	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,339
399	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	486
1,103	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,336
3,662	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	4,426
19,634	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	23,866
13,840	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	15,945
864	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	889
		2,740,967
Total Mortgage Backed Securities		9,425,735
Corporate Bonds (17.5%)
Computers & Peripherals (1.7%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	409,038
Diversified Financial Services (3.4%)
1,000,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	785,000
Financial Services (8.1%)
100,000	Bank of America Corp., 6.50%, 8/1/16	108,283
225,000	Citigroup, Inc., 5.85%, 7/2/13	233,414
500,000	I-Preferred Term Securities, 2.58%, 12/11/32, Callable 7/9/12 @ 100(a)(b)*	212,500
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(d)	505,050
500,000	Preferred Term Securities IX, 2.27%, 4/3/33, Continuously Callable @ 100(a)(b)*	165,000
513,814	Preferred Term Securities XI, 2.07%, 9/24/33, Callable 7/9/12 @ 100(a)(b)*	166,989
973,987	Preferred Term Securities XX, 0.92%, 3/22/38, Callable 7/9/12 @ 100(a)(d)*	331,156

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
$406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)	$122
1,181,375	Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(a)(d)*	183,113
		1,905,627
Insurance (1.0%)
200,000	MetLife, Inc., 6.75%, 6/1/16	235,323
Security Brokers & Dealers (3.1%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	325,132
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	391,122
		716,364
Telecommunications (0.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/9/12 @ 101.17*	49,125
Total Corporate Bonds		4,100,477
U.S. Government Agency Securities (4.1%)
Fannie Mae Strips
1,000,000	12.14%, 11/15/16(f)	950,339
Total U.S. Government Agency Securities		950,339
U.S. Treasury Obligations (31.4%)
U.S. Treasury Notes
2,135,000	0.25%, 4/30/14	2,134,417
1,750,000	1.00%, 10/31/16	1,781,171
500,000	1.50%, 7/31/16	519,336
1,000,000	1.75%, 5/31/16	1,048,125
250,000	2.00%, 11/15/21	260,723
200,000	2.13%, 5/31/15	210,375
1,000,000	2.13%, 2/29/16	1,060,391
300,000	3.63%, 2/15/20	355,242
Total U.S. Treasury Obligations		7,369,780
Investments in Affiliates (3.5%)
830,056	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	830,056
Total Investments in Affiliates		830,056
Total Investments (Cost $28,464,482)(h)—100.0%		23,446,706
Liabilities in excess of other assets — 0.0%		(8,259)
Net Assets — 100.0%		$23,438,447

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2012, illiquid securities were 2.4% of the Fund’s net assets.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2012.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate represents the effective yield at purchase.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities (2.9%)
$524,742	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.62%, 12/23/37(a)(b)	$5,248
897,934	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	8,979
976,492	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	975,116
97,331	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	93,989
131,821	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	132,363
212,624	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	194,644
Total Asset Backed Securities		1,410,339
Mortgage Backed Securities† (44.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.2%)
142,531	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.81%, 11/25/36(a)	75,613
Alt-A - Fixed Rate Mortgage Backed Securities (8.3%)
64,053	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	50,349
87,656	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	60,623
93,991	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	96,727
98,512	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	77,836
67,782	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	38,828
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	200,539
528,062	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	348,687
42,991	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	42,643
90,100	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	64,325
597,730	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	382,063
486,437	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	313,547
281,992	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	244,467
29,510	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	29,813
126,605	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	130,983
163,383	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	154,715
310,749	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	317,370
155,207	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	159,737
71,444	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	71,416
217,755	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	224,200
84,382	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	80,432
22,017	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	22,888
53,265	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	54,395
74,834	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	49,887
693,039	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	565,739
298,434	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	201,820
		3,984,029
Prime Adjustable Rate Mortgage Backed Securities (3.3%)
720,552	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.52%, 2/25/36(a)	703,208
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.77%, 8/25/35(a)	688,328
37,866	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.52%, 6/25/36(a)	32,052
107,244	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.24%, 4/25/29(a)	91,722
31,849	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.53%, 6/25/36(a)	24,382

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$68,223	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.29%, 8/20/35(a)	$35,380
		1,575,072
Prime Fixed Mortgage Backed Securities (10.9%)
95,000	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	95,672
131,094	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	135,517
1,621	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	1,661
20,771	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	21,047
123,840	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	130,121
10,444	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	11,045
435,379	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(a)	342,974
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,958
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	99,140
121,938	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	123,643
85,729	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	38,513
142,605	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	145,918
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	108,980
2,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,991
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	114,958
15,264	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	15,975
38,642	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	40,213
3,867	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	3,937
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	22,675
223,332	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	200,640
93,772	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	89,961
43,534	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	43,062
53,846	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	54,939
525,768	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	438,749
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	77,723
268,539	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	152,985
56,510	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	48,023
851	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	879
13,021	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	12,903
49,085	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	49,772
11,045	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	11,086
129,240	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.57%, 4/25/36(a)	115,459
82,813	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	82,153
122,489	JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	125,171
50,883	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	53,187
16,961	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	17,729
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	223,383

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$23,989	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	$24,335
139,035	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	145,045
14,647	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	15,455
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	251,504
562,647	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	551,820
7,942	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	8,149
23,717	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	23,484
90,878	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	94,115
103,014	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	108,922
57,311	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	18,360
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	530,508
45,952	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	48,936
8,987	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	9,571
36,048	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	37,316
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	37,725
61,629	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	63,379
		5,232,366
U.S. Government Agency Mortgage Backed Securities (21.3%)
34,828	Fannie Mae, 2.43%, 12/1/27, Pool #422279(a)	37,267
983,172	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	997,950
447,767	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	461,880
475,885	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	494,218
993,958	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,028,975
908,628	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	949,556
494,382	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	518,525
3,450	Fannie Mae, 4.50%, 5/1/19, Pool #761398	3,783
1,203	Fannie Mae, 5.00%, 3/1/18, Pool #688031	1,303
4,441	Fannie Mae, 5.00%, 8/1/33, Pool #730856	4,820
2,859	Fannie Mae, 5.00%, 7/1/35, Pool #832198	3,100
118,267	Fannie Mae, 5.15%, 2/1/33, Pool #683235(a)	125,899
2,464	Fannie Mae, 5.50%, 2/1/33, Pool #683351	2,710
1,206	Fannie Mae, 5.50%, 9/1/34, Pool #725773	1,324
26,867	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	29,631
17,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	18,862
28,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	31,961
46,222	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	54,041
1,929	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	1,974
32,013	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	36,811
124,979	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.13%, 8/25/42(a)	135,072
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	45,692
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	340,495
36,983	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	37,380
984,374	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	996,467
435,274	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	446,718
401,865	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	411,890
990,399	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	1,016,009
725,567	Freddie Mac, 3.50%, 11/1/25, Pool #J13585	762,724
331,571	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	346,185
94,311	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	99,175
22,615	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	24,808

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$14,102	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	$15,780
54,622	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	57,262
2,292	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	2,536
66,311	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	75,041
754	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	771
7,559	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	8,554
5,025	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	5,511
59,926	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	62,241
17,406	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	20,028
359	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	364
429,518	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	455,258
13,932	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	16,104
23,432	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	28,114
14,434	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	17,163
2,495	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	2,872
15,607	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	18,038
280	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	322
6,598	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	7,695
		10,260,859
Total Mortgage Backed Securities		21,127,939
Corporate Bonds (12.6%)
Computers & Peripherals (1.1%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	512,481
Diversified Financial Services (0.8%)
500,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	392,500
Diversified Manufacturing Operations (1.1%)
500,000	General Electric Co., 5.00%, 2/1/13	514,356
Financial Services (5.3%)
100,000	American International Group, Inc., 4.25%, 5/15/13(c)	101,954
100,000	Bank of America Corp., 6.50%, 8/1/16	108,283
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	104,686
200,000	Citigroup, Inc., 5.13%, 5/5/14	209,623
545,000	General Electric Capital Corp., 5.45%, 1/15/13	561,138
500,000	I-Preferred Term Securities, 2.58%, 12/11/32, Callable 7/9/12 @ 100(a)(b)*	212,500
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23(c)	757,575
1,000,000	Preferred Term Securities IX, 2.27%, 4/3/33, Callable 7/9/12 @ 100(a)(b)*	330,000
513,814	Preferred Term Securities XI, 2.07%, 9/24/33, Callable 7/9/12 @ 100(a)(b)*	166,990
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36(b)	61
		2,552,810
Insurance (0.4%)
175,000	MetLife, Inc., 6.75%, 6/1/16	205,908
Security Brokers & Dealers (2.7%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	541,887
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(d)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	750,096
		1,292,053
Telecommunications (0.5%)
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/9/12 @ 101.17*	132,638

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Corporate Bonds, continued:
Telecommunications, continued:
$126,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/9/12 @ 101.17*	$123,795
		256,433
Telecommunications-Services & Equipment (0.7%)
250,000	Verizon Communications, Inc., 8.75%, 11/1/18	341,767
Total Corporate Bonds		6,068,308
Taxable Municipal Bonds (1.0%)
Missouri (1.0%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	147,794
280,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	326,149
Total Taxable Municipal Bonds		473,943
U.S. Government Agency Securities (2.7%)
Fannie Mae
300,000	1.63%, 10/26/15(e)	309,841
500,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(e)*	502,299
		812,140
Fannie Mae Strips
500,000	12.14%, 11/15/16(f)	475,169
Total U.S. Government Agency Securities		1,287,309
U.S. Treasury Obligations (33.3%)
U.S. Treasury Bonds
350,000	4.25%, 11/15/40	465,828
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,049,713
2,500,000	1.00%, 10/31/16	2,544,530
250,000	1.25%, 8/31/15	256,797
500,000	1.25%, 10/31/15	513,594
1,000,000	1.38%, 5/15/13	1,011,016
1,000,000	1.50%, 7/31/16	1,038,672
500,000	1.75%, 5/31/16	524,063
875,000	2.00%, 11/15/21	912,530
1,650,000	2.25%, 11/30/17	1,780,452
500,000	2.75%, 2/15/19	558,906
500,000	3.63%, 2/15/20	592,071
4,000,000	3.63%, 2/15/21	4,749,688
		15,532,032
Total U.S. Treasury Obligations		15,997,860
Investments in Affiliates (3.2%)
1,561,338	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,561,338
Total Investments in Affiliates		1,561,338
Total Investments (Cost $50,786,183)(h)—99.7%		47,927,036
Other assets in excess of liabilities — 0.3%		133,638
Net Assets — 100.0%		$48,060,674

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2012, illiquid securities were 1.5% of the Fund’s net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2012.
(f)	Rate represents the effective yield at purchase.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Bond Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks (50.4%)
Advertising (0.0%)
391	Lamar Advertising Co., Class A(a)	$9,622
319	Omnicom Group, Inc.	15,210
		24,832
Aerospace/Defense (0.4%)
180	General Dynamics Corp.	11,522
1,090	Northrop Grumman Corp.	64,037
2,986	Raytheon Co.	150,256
		225,815
Apparel Manufacturers (0.8%)
1,915	Coach, Inc.	129,167
1,277	NIKE, Inc., Class B	138,146
220	Ralph Lauren Corp.	32,736
1,287	VF Corp.	181,518
		481,567
Apparel/Footwear (0.5%)
9,355	Foot Locker, Inc.	296,928
Auto Manufacturers (0.2%)
6,974	Ford Motor Co.	73,645
2,364	Honda Motor Co. Ltd. ADR	75,152
		148,797
Auto Parts & Equipment (0.4%)
6,382	Gentex Corp.	142,318
3,156	Lear Corp.	125,767
		268,085
Automotive Parts (0.6%)
1,707	Advance Auto Parts, Inc.	124,508
538	Copart, Inc.(a)	14,585
1,568	O’Reilly Automotive, Inc.(a)	150,199
1,007	TRW Automotive Holdings Corp.(a)	38,840
1,167	WABCO Holdings, Inc.(a)	60,404
		388,536
Banking (2.9%)
1,525	Capital One Financial Corp.	78,339
4,924	Comerica, Inc.	149,788
1,077	Commerce Bancshares, Inc.	41,723
5,497	East West Bancorp, Inc.	123,078
6,572	Fifth Third Bancorp	87,736
7,073	First Niagara Financial Group, Inc.	57,079
11,934	JPMorgan Chase & Co.	395,612
5,649	PNC Financial Services Group	346,962
20,375	TrustCo Bank Corp. NY	105,543
6,436	U.S. Bancorp	200,224
1,083	Washington Federal, Inc.	17,772
3,849	Wells Fargo & Co.	123,360
5,052	Zions Bancorp	96,140
		1,823,356
Beverages (0.9%)
1,100	Brown-Forman Corp., Class B	95,898
5,095	Constellation Brands, Inc., Class A(a)	98,283
252	Monster Beverage Corp.(a)	18,295
3,585	PepsiCo, Inc.	243,242
398	The Coca-Cola Co.	10,889
1,292	The Coca-Cola Co.	96,551
		563,158
Biotechnology (0.1%)
751	Life Technologies Corp.(a)	30,723
Broadcasting/Cable (0.3%)
5,900	CBS Corp., Class B	188,328
497	Comcast Corp., Class A	14,368
		202,696
Building Materials (0.1%)
1,564	Nucor Corp.	55,929
396	The Valspar Corp.	19,091
		75,020
Business Equipment & Services (0.2%)
2,125	Paychex, Inc.	63,686
3,420	Pitney Bowes, Inc.	46,649
596	The Dun & Bradstreet Corp.	40,272
		150,607
Chemicals (0.9%)
1,406	Airgas, Inc.	122,055
779	Cabot Corp.	29,446
877	Cytec Industries, Inc.	53,023
1,045	E.I. du Pont de Nemours & Co.	50,432
730	Eastman Chemical Co.	33,989
1,615	Ecolab, Inc.	102,084
2,992	Intrepid Potash, Inc.(a)	58,733
874	Kronos Worldwide, Inc.	14,753
600	PPG Industries, Inc.	62,064
1,202	The Dow Chemical Co.	37,334
378	W.R. Grace & Co.(a)	19,845
		583,758
Coal (0.1%)
978	Alliance Holdings GP LP	40,655
Commercial Services (0.4%)
674	Alliance Data Systems Corp.(a)	84,924
979	Moody’s Corp.	35,822
2,817	Total System Services, Inc.	65,552
1,767	Verisk Analytics, Inc., Class A(a)	84,639
		270,937
Computer Software & Services (1.2%)
5,276	Adobe Systems, Inc.(a)	163,820
791	Akamai Technologies, Inc.(a)	23,208
729	BMC Software, Inc.(a)	30,851
977	Citrix Systems, Inc.(a)	71,399
1,149	EMC Corp.(a)	27,404
287	FactSet Research Systems, Inc.	30,259
6,381	Microsoft Corp.	186,261
6,578	Oracle Corp.	174,120
914	Verisign, Inc.(a)	34,942
		742,264
Computers & Peripherals (2.4%)
873	Anixter International, Inc.	50,206
965	Apple, Inc.(a)	557,509
32,829	Cisco Systems, Inc.	536,098
2,658	Hewlett-Packard Co.	60,283
554	International Business Machines Corp.	106,867

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Computers & Peripherals, continued:
2,112	Lexmark International, Inc., Class A	$52,821
4,164	NetApp, Inc.(a)	123,921
		1,487,705
Consumer Products (0.4%)
1,397	Church & Dwight Co., Inc.	74,376
169	Snap-on, Inc.	10,226
810	The Clorox Co.	55,728
629	The Estee Lauder Cos., Inc., Class A	34,061
1,576	The Procter & Gamble Co.	98,169
		272,560
Distribution/Wholesale (0.4%)
1,728	Fastenal Co.	76,429
1,598	Genuine Parts Co.	100,674
622	MSC Industrial Direct Co., Inc., Class A	44,604
502	Tech Data Corp.(a)	23,900
		245,607
Diversified Financial Services (0.5%)
939	Berkshire Hathaway, Inc., Class B(a)	74,519
723	City National Corp.	35,919
581	CME Group, Inc.	149,648
998	Greenhill & Co., Inc.	34,800
447	The Goldman Sachs Group, Inc.	42,778
		337,664
Diversified Manufacturing Operations (1.9%)
500	3M Co.	42,205
7,898	Corning, Inc.	102,595
1,874	Danaher Corp.	97,392
1,283	Donaldson Co., Inc.	45,893
1,597	Eaton Corp.	68,128
23,965	General Electric Co.	457,492
2,195	Honeywell International, Inc.	122,173
2,089	Packaging Corp. of America	56,048
7,668	Textron, Inc.	181,195
		1,173,121
Electric (0.1%)
1,037	Hawaiian Electric Industries, Inc.	28,632
Electric Integrated (0.8%)
406	Consolidated Edison, Inc.	24,506
585	Dominion Resources, Inc.	30,455
3,877	Duke Energy Corp.	85,217
894	Integrys Energy Group, Inc.	48,365
2,059	Northwestern Corp.	73,115
5,618	Pepco Holdings, Inc.	107,079
983	PPL Corp.	26,905
2,735	Southern Co.	125,564
		521,206
Electrical Components & Equipment (0.2%)
1,173	AMETEK, Inc.	59,483
497	Hubbell, Inc., Class B	39,223
2,214	Molex, Inc.	51,077
		149,783
Electronic Components/Instruments (1.1%)
5,215	Agilent Technologies, Inc.	212,042
781	Amphenol Corp., Class A	41,541
271	Arrow Electronics, Inc.(a)	9,190
3,757	Emerson Electric Co.	175,715
922	FLIR Systems, Inc.	19,666
1,094	Itron, Inc.(a)	39,198
2,456	Jabil Circuit, Inc.	46,983
1,076	L-3 Communications Holdings, Inc.	73,373
984	Thermo Fisher Scientific, Inc.	49,672
		667,380
Energy-Alternative Sources (0.0%)
303	Energizer Holdings, Inc.(a)	22,092
Engineering & Construction (0.0%)
367	KBR, Inc.	9,348
Entertainment (0.4%)
10,717	Activision Blizzard, Inc.	125,818
1,030	Bally Technologies, Inc.(a)	47,946
1,142	DreamWorks Animation SKG, Inc., Class A(a)	20,316
4,756	Regal Entertainment Group, Class A	65,395
		259,475
Finance-Investment Bank/Brokerage (0.1%)
3,761	Invesco Ltd.	81,802
Financial Services (1.9%)
2,197	Bank of New York Mellon Corp.	44,731
2,346	Capitol Federal Financial, Inc.	27,331
3,747	Discover Financial Services	124,063
4,658	Eaton Vance Corp.	113,376
107	Franklin Resources, Inc.	11,427
2,014	Legg Mason, Inc.	51,256
3,097	Morgan Stanley	41,376
1,993	Royal Gold, Inc.	134,806
1,143	SEI Investments Co.	20,471
3,606	SLM Corp.	50,376
1,899	T. Rowe Price Group, Inc.	109,363
4,043	The NASDAQ OMX Group, Inc.(a)	88,461
2,161	Visa, Inc.	248,947
755	Waddell & Reed Financial, Inc., Class A	21,676
5,817	Western Union Co.	95,399
		1,183,059
Food (0.1%)
1,312	Delhaize Group ADR	47,993
Food Products & Services (0.9%)
1,138	Archer-Daniels-Midland Co.	36,279
1,856	Campbell Soup Co.	58,835
3,145	ConAgra Foods, Inc.	79,097
1,999	Hormel Foods Corp.	59,790
5,943	Safeway, Inc.	113,036
1,227	Sysco Corp.	34,246
1,038	The Kroger Co.	22,846
7,611	Tyson Foods, Inc., Class A	147,425
		551,554
Food-Miscellaneous/Diversified (0.8%)
5,208	H.J. Heinz Co.	276,441
4,667	Snyder’s-Lance, Inc.	120,362

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Food-Miscellaneous/Diversified, continued:
1,383	Whole Foods Market, Inc.	$122,547
		519,350
Forest Products & Paper (0.0%)
627	Plum Creek Timber Co., Inc.	22,886
Gas (0.2%)
795	Air Products & Chemicals, Inc.	62,837
455	Sempra Energy	29,579
		92,416
Health Care (1.1%)
1,875	Coventry Health Care, Inc.	57,000
2,425	Express Scripts Holding Co.(a)	126,561
1,754	Health Net, Inc.(a)	44,937
1,235	Humana, Inc.	94,342
267	IDEXX Laboratories, Inc.(a)	22,652
4,456	UnitedHealth Group, Inc.	248,511
861	WellPoint, Inc.	58,023
		652,026
Healthcare-Products (0.3%)
465	CareFusion Corp.(a)	11,272
1,023	The Cooper Cos., Inc.	87,139
2,232	Thoratec Corp.(a)	67,719
		166,130
Home Furnishings (0.1%)
1,238	Tempur-Pedic International, Inc.(a)	57,208
Hotels (0.4%)
2,967	Marriott International, Inc., Class A	114,852
2,711	Wyndham Worldwide Corp.	135,008
		249,860
Household Products/Wares (0.1%)
1,285	The Scotts Miracle-Gro Co.	55,473
Human Resources (0.0%)
733	Manpower, Inc.	26,351
Insurance (1.3%)
1,565	Axis Capital Holdings Ltd.	51,489
2,534	Brown & Brown, Inc.	64,870
397	Cincinnati Financial Corp.	14,324
392	Endurance Specialty Holdings Ltd.	15,312
5,944	Fidelity National Financial, Inc., Class A	111,985
305	Hanover Insurance Group, Inc.	11,898
1,546	Lincoln National Corp.	31,956
6,920	Marsh & McLennan Cos., Inc.	221,302
1,173	MetLife, Inc.	34,263
474	PartnerRe Ltd.	33,592
916	RenaissanceRe Holdings Ltd.	70,596
1,221	The Chubb Corp.	87,997
1,652	Torchmark Corp.	77,082
		826,666
Internet (0.7%)
1,988	eBay, Inc.(a)	77,910
318	Expedia, Inc.	14,593
578	Google, Inc., Class A(a)	335,737
		428,240
Lodging (0.0%)
274	Wynn Resorts Ltd.	28,233
Machinery & Equipment (1.1%)
1,962	AGCO Corp.(a)	78,892
942	Caterpillar, Inc.	82,538
718	Deere & Co.	53,039
3,130	Gardner Denver, Inc.	169,271
802	Lincoln Electric Holdings, Inc.	38,159
73	Roper Industries, Inc.	7,389
3,346	Terex Corp.(a)	55,644
4,270	The Manitowoc Co., Inc.	44,408
2,103	United Technologies Corp.	155,853
		685,193
Machinery-Diversified (0.2%)
282	Flowserve Corp.	28,984
1,188	Teleflex, Inc.	70,567
		99,551
Media (0.3%)
242	DIRECTV, Class A(a)	10,757
841	Discovery Communications, Inc., Class A(a)	42,134
1,314	Liberty Media Corp. - Liberty Capital, Series A(a)	111,388
788	Thomson Reuters Corp.	21,646
196	Viacom, Inc., Class B	9,355
		195,280
Medical Equipment & Supplies (0.8%)
1,242	Becton, Dickinson & Co.	90,828
1,202	C.R. Bard, Inc.	116,822
1,973	Hill-Rom Holdings, Inc.	58,026
236	Intuitive Surgical, Inc.(a)	123,452
1,885	PerkinElmer, Inc.	50,141
1,423	Stryker Corp.	73,213
		512,482
Medical-Biotechnology (0.0%)
235	Celgene Corp.(a)	16,039
458	Myriad Genetics, Inc.(a)	11,051
		27,090
Metals-Processing & Fabrication (0.2%)
677	Carpenter Technology Corp.	30,505
514	Reliance Steel & Aluminum Co.	24,266
1,158	Shaw Group, Inc.(a)	29,413
1,997	Southern Copper Corp.	56,815
		140,999
Mining (0.1%)
668	Compass Minerals International, Inc.	47,535
Miscellaneous Manufacturing (0.2%)
1,050	Ingersoll-Rand PLC	43,375
2,815	ITT Corp.	57,792
		101,167
Oil & Gas (0.3%)
2,503	Denbury Resources, Inc.(a)	37,845
1,442	Dresser-Rand Group, Inc.(a)	63,275
481	Marathon Petroleum Corp.	17,350

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Oil & Gas, continued:
850	Range Resources Corp.	$48,824
972	Suburban Propane Partners LP	35,789
		203,083
Oil & Gas Exploration, Production and Services (2.1%)
998	Apache Corp.	81,217
2,846	Baker Hughes, Inc.	118,763
3,409	Chesapeake Energy Corp.	57,612
283	Core Laboratories NV	36,196
2,398	Devon Energy Corp.	142,729
2,962	Diamond Offshore Drilling, Inc.	172,329
287	EOG Resources, Inc.	28,499
1,361	Halliburton Co.	40,912
1,546	Hess Corp.	67,560
1,713	Murphy Oil Corp.	79,860
481	Oil States International, Inc.(a)	32,020
8,556	Patterson-UTI Energy, Inc.	129,367
5,428	Questar Corp.	108,940
819	Schlumberger Ltd.	51,802
2,699	Southwestern Energy Co.(a)	75,653
3,609	Ultra Petroleum Corp.(a)	66,839
		1,290,298
Oil-Integrated Companies (2.0%)
2,525	Chevron Corp.	248,233
4,181	ConocoPhillips	218,081
4,136	Exxon Mobil Corp.	325,214
5,364	Marathon Oil Corp.	133,617
1,585	Occidental Petroleum Corp.	125,643
1,996	Sunoco, Inc.	92,714
2,017	Total SA ADR	86,872
		1,230,374
Packaging & Containers (0.3%)
1,454	Ball Corp.	58,116
1,585	Bemis Co., Inc.	48,121
3,751	Owens-Illinois, Inc.(a)	73,295
		179,532
Paper Products (0.2%)
1,150	Kimberly-Clark Corp.	91,253
Pharmaceuticals (2.4%)
4,597	Abbott Laboratories	284,049
11,554	Bristol-Myers Squibb Co.	385,210
243	Catalyst Health Solutions, Inc.(a)	21,109
1,870	Eli Lilly & Co.	76,576
5,404	Forest Laboratories, Inc.(a)	189,140
326	Gilead Sciences, Inc.(a)	16,284
787	Hospira, Inc.(a)	24,602
3,620	Merck & Co., Inc.	136,040
1,920	Perrigo Co.	199,469
2,177	Roche Holding AG ADR	85,273
4,877	Warner Chilcott PLC, Class A(a)	91,980
		1,509,732
Pipelines (0.5%)
729	Magellan Midstream Partners LP	50,162
990	ONEOK Partners LP	54,054
6,028	The Williams Cos., Inc.	184,035
		288,251
Printing & Publishing (0.1%)
809	The McGraw-Hill Cos., Inc.	35,094
Raw Materials (0.2%)
3,381	Goldcorp, Inc.	122,494
Real Estate (0.1%)
2,106	The St. Joe Co.(a)	33,633
Real Estate Investment Trusts (2.2%)
5,590	Annaly Capital Management, Inc.	92,906
1,050	Apartment Investment & Management Co., Class A	28,424
9,551	Campus Crest Communities, Inc.	102,960
4,364	Chesapeake Lodging Trust	78,770
819	CommonWealth REIT	14,455
3,605	DDR Corp.	50,073
3,042	Duke Realty Corp.	42,101
4,184	Douglas Emmett, Inc.	89,538
6,941	Franklin Street Properties Corp.	67,744
10,984	General Growth Properties, Inc.	183,982
882	Hospitality Properties Trust	20,736
1,281	Jones Lang LaSalle, Inc.	92,872
1,340	Liberty Property Trust	46,458
8,954	MFA Financial, Inc.	68,229
226	Public Storage	30,164
1,366	Rayonier, Inc.	58,697
6,823	Redwood Trust, Inc.	82,627
462	SL Green Realty Corp.	34,655
809	Sovran Self Storage, Inc.	39,924
1,403	Sun Communities, Inc.	57,818
1,060	Vornado Realty Trust	86,835
		1,369,968
Restaurants (0.9%)
1,152	Darden Restaurants, Inc.	59,593
2,496	McDonald’s Corp.	222,992
1,137	Starbucks Corp.	62,410
2,713	Yum! Brands, Inc.	190,887
		535,882
Retail (2.9%)
2,892	American Eagle Outfitters, Inc.	55,845
161	AutoZone, Inc.(a)	61,222
11,831	Barnes & Noble, Inc.(a)	194,383
685	Bed Bath & Beyond, Inc.(a)	49,491
2,624	Best Buy Co., Inc.	49,121
546	Big Lots, Inc.(a)	20,065
3,821	Chico’s FAS, Inc.	55,825
161	Costco Wholesale Corp.	13,909
206	CVS Corp.	9,258
725	GameStop Corp., Class A	13,906
689	Home Depot, Inc.	33,995
2,474	Limited Brands, Inc.	109,747
3,282	Lithia Motors, Inc., Class A	80,146
580	Macy’s, Inc.	22,069
2,688	Nordstrom, Inc.	127,331
6,569	PetMed Express, Inc.	74,952
145	PVH Corp.	11,745

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Retail, continued:
1,135	Signet Jewelers Ltd.	$49,554
21,981	Staples, Inc.	288,830
2,427	Target Corp.	140,548
2,116	The Cato Corp., Class A	60,729
853	Wal-Mart Stores, Inc.	56,144
4,442	Walgreen Co.	135,570
2,169	Williams-Sonoma, Inc.	75,720
		1,790,105
Savings & Loans (0.2%)
9,377	New York Community Bancorp, Inc.	115,806
Semiconductors (1.7%)
1,450	Cree, Inc.(a)	36,351
7,244	Cypress Semiconductor Corp.	95,548
7,008	Intel Corp.	181,087
587	International Rectifier Corp.(a)	11,059
1,210	KLA-Tencor Corp.	55,454
1,179	Lam Research Corp.(a)	43,977
846	Linear Technology Corp.	24,551
4,433	Maxim Integrated Products, Inc.	111,534
3,747	Microchip Technology, Inc.	116,232
285	Novellus Systems, Inc.(a)	11,921
1,197	NVIDIA Corp.(a)	14,879
14,190	ON Semiconductor Corp.(a)	95,641
975	Silicon Laboratories, Inc.(a)	33,667
3,635	Teradyne, Inc.(a)	52,526
4,167	Texas Instruments, Inc.	118,676
2,312	Xilinx, Inc.	73,915
		1,077,018
Software (0.3%)
851	CA, Inc.	21,164
506	Intuit, Inc.	28,453
1,064	Nuance Communications, Inc.(a)	22,014
907	Red Hat, Inc.(a)	46,602
707	VMware, Inc., Class A(a)	65,758
		183,991
Technology (0.2%)
6,407	SAIC, Inc.	71,182
553	Waters Corp.(a)	44,118
		115,300
Telecommunications (0.8%)
2,809	AT&T, Inc.	95,983
1,800	Level 3 Communications, Inc.(a)	38,214
2,269	NII Holdings, Inc.(a)	26,139
7,733	Telefonaktiebolaget LM Ericsson ADR, Series B	65,576
1,003	Telephone & Data Systems, Inc.	19,910
5,447	Verizon Communications, Inc.	226,813
		472,635
Telecommunications-Services & Equipment (0.9%)
1,267	Ciena Corp.(a)	17,168
1,085	Motorola Solutions, Inc.	52,167
5,960	QUALCOMM, Inc.	341,567
1,820	TW Telecom, Inc.(a)	42,206
3,927	Virgin Media, Inc.	86,512
		539,620
Tobacco & Tobacco Products (0.9%)
5,200	Altria Group, Inc.	167,388
168	Lorillard, Inc.	20,765
1,531	Philip Morris International, Inc.	129,385
5,590	Reynolds American, Inc.	233,885
		551,423
Toys/Games/Hobbies (0.4%)
6,630	Hasbro, Inc.	234,835
841	Mattel, Inc.	26,180
		261,015
Transportation (0.2%)
1,307	C.H. Robinson Worldwide, Inc.	76,146
636	Expeditors International of Washington, Inc.	24,327
2,805	Knightsbridge Tankers Ltd.	26,030
		126,503
Transportation & Shipping (0.9%)
2,424	FedEx Corp.	216,075
902	J.B. Hunt Transport Services, Inc.	51,531
748	Kansas City Southern, Inc.	49,353
1,429	Norfolk Southern Corp.	93,628
1,098	Thor Industries, Inc.	33,764
1,178	Union Pacific Corp.	131,229
		575,580
Utilities-Electric (0.4%)
4,797	Ameren Corp.	154,991
1,093	Entergy Corp.	70,532
1,644	Westar Energy, Inc.	47,051
		272,574
Utilities-Natural Gas (0.1%)
2,867	UGI Corp.	82,226
Water (0.1%)
1,712	American Water Works Co., Inc.	58,568
Total Common Stocks		31,402,809
Asset Backed Securities (1.1%)
$245,080	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	244,735
72,900	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.90%, 9/25/33(b)	25,300
82,572	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.18%, 4/25/29(b)	79,558

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$373,964	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.23%, 12/25/33(b)	$337,343
Total Asset Backed Securities		686,936
Mortgage Backed Securities† (17.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
490,075	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.79%, 4/25/37(b)	234,261
Alt-A - Fixed Rate Mortgage Backed Securities (4.7%)
251,903	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	207,512
264,101	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	258,827
215,957	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	151,206
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	143,434
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	63,029
19,070	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A4, 5.50%, 8/25/34	19,127
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	45,206
264,031	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	174,343
34,943	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	22,679
76,521	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	79,375
18,064	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	17,759
233,747	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	153,734
130,547	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	128,684
21,780	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	22,424
169,360	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	178,847
144,814	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	151,597
517,531	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	497,051
134,633	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	115,764
219,631	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	110,240
50,561	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	50,814
37,417	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	24,943
9,281	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	9,407
184,810	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	150,864
85,267	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	57,663
144,463	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	125,519
		2,960,048
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
43,962	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.82%, 9/25/34(b)	15,966
309,740	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.71%, 5/26/37(b)(c)	318,372
136,089	JPMorgan Re-Remic, Series 2009- 7, Class 5A1, 6.00%, 2/27/37(b)(c)	138,180
		472,518
Prime Fixed Mortgage Backed Securities (5.0%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	276,183
44,494	Bank of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	45,101
100,000	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	77,332
7,626	Bank of America Funding Corp., Series 2005-3, Class 1A17, 7.50%, 6/25/35	7,607
69,173	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	71,707
42,664	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	44,385

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$112,172	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	$115,868
47,378	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.58%, 7/25/37(b)	42,387
86,275	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.80%, 5/25/35(b)	75,610
349,894	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	367,849
29,927	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	30,122
67,436	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	12,736
145,915	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.70%, 11/25/35(b)	102,795
10,511	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	9,988
133,999	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	120,384
241,022	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	231,229
187,774	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	156,696
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	33,389
61,342	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	37,805
47,083	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	47,980
7,387	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	7,451
27,639	GSR Mortgage Loan Trust, 5.50%, 3/25/35	27,623
12,980	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	12,191
135,210	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	131,304
8,511	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	8,916
39,068	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	40,825
230,192	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	234,637
66,899	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	68,762
265,758	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	237,638
3,253	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	3,289
25,561	Wells Fargo Mortgage Backed Securities Trust, Series 2004-7, Class 2A2, 5.00%, 7/25/19	26,460
350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	347,349
82,003	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	76,376
		3,129,974
U.S. Government Agency Mortgage Backed Securities (6.9%)
245,793	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	249,488
248,759	Fannie Mae, Series 2011-M7, Class AB, 2.51%, 9/25/18	256,600
237,942	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	247,109
571,526	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	591,661
231,700	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	242,137
34,526	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	36,010
487,534	Fannie Mae, 4.00%, 2/1/41, Pool #AB2264	519,620
247,191	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	259,262
128,319	Fannie Mae, 4.50%, 4/1/35, Pool #814522	137,791
3,571	Fannie Mae, 5.00%, 3/1/18, Pool #681351	3,867
135,477	Fannie Mae, 5.50%, 10/1/35, Pool #838584	148,547
12,211	Fannie Mae, 6.00%, 5/1/35, Pool #357778	13,532
18,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	20,325
91,194	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	94,397
23,678	Freddie Mac, 1.87%, 6/1/28, Pool #605508(b)	23,931
203,128	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	208,469
418,609	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	429,052
396,159	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	406,404

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Continued
May 31, 2012
(Unaudited)

Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$82,190	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	$88,230
6,083	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	6,554
8,192	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	8,896
687	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	686
8,569	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	9,386
11,207	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	11,977
29,042	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	33,443
123,571	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	142,294
2,409	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,715
50,626	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	57,384
3,819	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	4,502
23,294	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	27,949
		4,282,218
Total Mortgage Backed Securities		11,079,019
Corporate Bonds (4.8%)
Diversified Financial Services (0.6%)
250,000	Charles Schwab Corp., 4.95%, 6/1/14	268,955
150,000	Springleaf Finance Corp., 6.90%, 12/15/17, MTN	117,750
		386,705
Financial Services (2.7%)
750,000	Bank of America Corp., 6.50%, 8/1/16	812,125
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	130,858
100,000	Citigroup, Inc., 5.50%, 4/11/13	102,693
375,000	Citigroup, Inc., 5.85%, 7/2/13	389,024
150,000	Citigroup, Inc., 6.50%, 8/19/13	157,467
194,797	Preferred Term Securities XX, 0.92%, 3/22/38, Callable 7/9/12 @ 100(b)(c)*	66,231
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36(d)	37
265,194	Regional Diversified Funding, 1.79%, 1/25/36(b)(d)	2,652
		1,661,087
Insurance (0.4%)
250,000	Jackson National Life Global, 5.38%, 5/8/13(c)	258,915
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Continuously Callable @ 100	214,892
Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	266,429
Security Brokers & Dealers (0.4%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	216,755

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Balanced Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	$35
		216,790
Total Corporate Bonds		3,004,818
Taxable Municipal Bonds (0.5%)
Illinois (0.3%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	170,902
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	109,477
Total Taxable Municipal Bonds		280,379
U.S. Government Agency Securities (3.6%)
Fannie Mae
250,000	1.63%, 10/26/15	258,201
250,000	3.00%, 9/26/31, Callable 9/26/12 @ 100(f)*	251,149
227,227	4.00%, 4/1/25	241,442
500,000	5.00%, 2/13/17	593,303
		1,344,095
Fannie Mae Strips
300,000	12.14%, 11/15/16(g)	285,102
Freddie Mac
600,000	2.50%, 1/7/14	621,244
Total U.S. Government Agency Securities		2,250,441
U.S. Treasury Obligations (12.8%)
U.S. Treasury Bonds
500,000	4.25%, 11/15/40	665,469
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,049,713
800,000	2.00%, 11/15/21	834,313
300,000	2.13%, 2/29/16	318,117
1,125,000	2.25%, 11/30/17	1,213,945
500,000	2.75%, 2/28/18	554,453
810,000	2.75%, 2/15/19	905,428
1,000,000	3.63%, 2/15/21	1,187,422
350,000	4.50%, 11/15/15	398,426
750,000	4.50%, 2/15/16	860,156
		7,321,973
Total U.S. Treasury Obligations		7,987,442
Investment Companies (4.6%)
3,330	iShares FTSE China 25 Index Fund	111,522
2,000	iShares MSCI Brazil Index Fund	104,080
15,564	iShares MSCI EAFE Index Fund	743,337
48,018	iShares MSCI Emerging Markets Index Fund	1,810,278

Shares

5,280	iShares MSCI France Index Fund	97,997
Total Investment Companies		2,867,214
Investments in Affiliates (4.0%)
2,500,159	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	2,500,159
Total Investments in Affiliates		2,500,159
Total Investments (Cost $57,791,916)(i)—99.6%		62,059,217
Other assets in excess of liabilities — 0.4%		218,033
Net Assets — 100.0%		$62,277,250

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2012, illiquid securities were 0.00% of the Fund’s net assets.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2012.
(g)	Rate represents the effective yield at purchase.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
MTN	Medium Term Note

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks (98.5%)
Apparel Manufacturers (3.5%)
5,624	Coach, Inc.	$379,339
6,744	NIKE, Inc., Class B	729,566
		1,108,905
Auto Manufacturers (1.2%)
36,786	Ford Motor Co.	388,460
Auto Parts & Equipment (1.2%)
9,900	Lear Corp.	394,515
Automotive Parts (3.7%)
8,994	Advance Auto Parts, Inc.	656,022
5,385	O’Reilly Automotive, Inc.(a)	515,829
		1,171,851
Banking (10.3%)
8,045	Capital One Financial Corp.	413,272
25,973	Comerica, Inc.	790,099
34,667	Fifth Third Bancorp	462,804
13,584	JPMorgan Chase & Co.	450,310
8,607	PNC Financial Services Group	528,642
19,766	U.S. Bancorp	614,920
		3,260,047
Beverages (1.9%)
8,665	PepsiCo, Inc.	587,920
Chemicals (1.7%)
8,521	Ecolab, Inc.	538,612
Computer Software & Services (1.9%)
23,252	Oracle Corp.	615,480
Computers & Peripherals (8.7%)
536	Apple, Inc.(a)	309,663
90,580	Cisco Systems, Inc.	1,479,171
13,958	Hewlett-Packard Co.	316,568
21,952	NetApp, Inc.(a)	653,292
		2,758,694
Diversified Financial Services (1.2%)
4,952	Berkshire Hathaway, Inc., Class B(a)	392,991
Diversified Manufacturing Operations (5.4%)
9,883	Danaher Corp.	513,620
44,269	General Electric Co.	845,095
6,034	Honeywell International, Inc.	335,852
		1,694,567
Electronic Components/Instruments (2.2%)
9,580	Emerson Electric Co.	448,057
5,190	Thermo Fisher Scientific, Inc.	261,991
		710,048
Financial Services (5.2%)
16,355	Discover Financial Services	541,514
10,003	T. Rowe Price Group, Inc.	576,073
4,433	Visa, Inc.	510,681
		1,628,268
Food-Miscellaneous/Diversified (2.4%)
14,058	H.J. Heinz Co.	746,199
Gas (1.1%)
4,195	Air Products & Chemicals, Inc.	331,573
Health Care (1.6%)
9,494	Express Scripts Holding Co.(a)	495,492
Internet (5.9%)
10,489	eBay, Inc.(a)	411,064
2,477	Google, Inc., Class A(a)	1,438,790
		1,849,854
Machinery & Equipment (1.8%)
7,523	United Technologies Corp.	557,530
Medical Equipment & Supplies (4.1%)
6,553	Becton, Dickinson & Co.	479,221
4,347	C.R. Bard, Inc.	422,485
7,504	Stryker Corp.	386,081
		1,287,787
Oil & Gas Exploration, Production and Services (6.8%)
5,280	Apache Corp.	429,686
10,640	Baker Hughes, Inc.	444,007
8,778	Devon Energy Corp.	522,467
8,153	Hess Corp.	356,286
14,172	Southwestern Energy Co.(a)	397,241
		2,149,687
Oil-Integrated Companies (0.8%)
3,287	Occidental Petroleum Corp.	260,560
Pharmaceuticals (2.7%)
25,995	Bristol-Myers Squibb Co.	866,673
Pipelines (1.5%)
15,809	The Williams Cos., Inc.	482,649
Raw Materials (1.1%)
9,281	Goldcorp, Inc.	336,251
Restaurants (3.1%)
6,514	McDonald’s Corp.	581,961
5,565	Yum! Brands, Inc.	391,553
		973,514
Retail (7.1%)
32,288	Barnes & Noble, Inc.(a)	530,492
40,479	Staples, Inc.	531,894
12,803	Target Corp.	741,422
14,223	Walgreen Co.	434,086
		2,237,894
Semiconductors (1.0%)
10,705	Texas Instruments, Inc.	304,878
Telecommunications-Services & Equipment (3.0%)
16,372	QUALCOMM, Inc.	938,279
Toys/Games/Hobbies (2.0%)
18,188	Hasbro, Inc.	644,219
Transportation & Shipping (4.4%)
7,007	FedEx Corp.	624,604
4,758	J.B. Hunt Transport Services, Inc.	271,825

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Transportation & Shipping, continued:
7,543	Norfolk Southern Corp.	$494,217
		1,390,646
Total Common Stocks		31,104,043
Investment Companies (0.8%)
3,360	ProShares UltraPro S&P 500 ETF	230,294
Total Investment Company		230,294
Investments in Affiliates (1.2%)
382,756	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	382,756
Total Investments in Affiliates		382,756
Total Investments (Cost $28,000,444)(c)—100.5%		31,717,093
Liabilities in excess of other assets — (0.5)%		(147,605)
Net Assets — 100.0%		$31,569,488

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedule of Portfolio Investments.

ETF	Exchange Traded Fund

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS
Opportunistic Fund

Schedule of Portfolio Investments
May 31, 2012
(Unaudited)

Shares	Security Description	Value

Common Stocks (68.7%)
Banking (2.8%)
635	Fulton Financial Corp.	$6,433
409	JPMorgan Chase & Co.	13,558
653	TrustCo Bank Corp. NY	3,382
		23,373
Banks (0.7%)
677	First South Bancorp, Inc.(a)	3,168
318	Orrstown Financial Services, Inc.	2,411
		5,579
Coal (1.7%)
328	Alliance Holdings GP LP	13,635
Commercial Services (4.8%)
1,027	Grand Canyon Education, Inc.(a)	18,609
1,921	Zipcar, Inc.(a)	20,651
		39,260
Computers & Peripherals (4.1%)
1,464	Cisco Systems, Inc.	23,907
318	NetApp, Inc.(a)	9,464
		33,371
Construction (0.7%)
626	Sterling Construction Co., Inc.(a)	5,634
Diversified Financial Services (2.5%)
1,453	Marlin Business Services Corp.	20,938
Electrical Components & Equipment (1.3%)
1,025	GrafTech International Ltd.(a)	10,937
Financial Services (2.3%)
1,979	Investment Technology Group, Inc.(a)	18,761
Household Products/Wares (1.4%)
260	The Scotts Miracle-Gro Co.	11,224
Internet (3.2%)
45	Google, Inc., Class A(a)	26,139
Mining (2.9%)
3,016	Kinross Gold Corp.	24,037
Oil & Gas (1.5%)
341	Suburban Propane Partners LP	12,556
Oil & Gas Exploration, Production and Services (1.3%)
615	Chesapeake Energy Corp.	10,393
Oil-Integrated Companies (0.8%)
156	Total SA ADR	6,719
Real Estate Investment Trusts (6.0%)
2,415	Campus Crest Communities, Inc.	26,033
1,271	Franklin Street Properties Corp.	12,405
925	Redwood Trust, Inc.	11,202
		49,640
Restaurants (6.6%)
425	Red Robin Gourmet Burgers, Inc.(a)	13,600
3,807	Sonic Corp.(a)	32,474
259	The Cheesecake Factory, Inc.(a)	8,402
		54,476
Retail (14.9%)
463	Aaron’s, Inc.	12,293
1,527	Barnes & Noble, Inc.(a)	25,088
367	Best Buy Co., Inc.	6,870
1,207	Kirkland’s, Inc.(a)	13,084
185	Lithia Motors, Inc., Class A	4,518
2,186	PetMed Express, Inc.	24,942
1,163	Staples, Inc.	15,282
567	The Cato Corp., Class A	16,273
148	Walgreen Co.	4,517
		122,867
Semiconductors (4.9%)
1,724	Amkor Technology, Inc.(a)	8,154
4,431	ON Semiconductor Corp.(a)	29,865
1,299	Ramtron International Corp.(a)	2,507
		40,526
Telecommunications (2.0%)
258	ADTRAN, Inc.	7,541
660	China Unicom (Hong Kong) Ltd., ADR	9,069
		16,610
Toys/Games/Hobbies (1.1%)
254	Hasbro, Inc.	8,997
Transportation & Shipping (1.2%)
711	Heartland Express, Inc.	10,125
Total Common Stocks		565,797
Convertible Preferred Stocks (3.2%)
Banking & Financial Services (1.2%)
368	First Niagara Financial Group, Inc., Series B, 0.54%, Callable 2/15/17 @ 25	10,035
Real Estate Investment Trusts (2.0%)
662	MFA Financial, Inc., 8.00%, Callable 4/15/17 @ 25	16,524
Total Convertible Preferred Stocks		26,559
Investment Companies (5.6%)
665	ProShares UltraPro S&P 500 ETF	45,579
Total Investment Company		45,579
Investments in Affiliates (16.0%)
131,295	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	131,295
Total Investments in Affiliates		131,295
Total Investments (Cost $784,916)(c)—93.5%		769,230
Other assets in excess of liabilities — 6.5%		53,910
Net Assets — 100.0%		$823,140

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2012.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Financial Statements.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
May 31, 2012 (Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2012, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, and the Opportunistic Fund (each referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund and the Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of May 31, 2012, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of Schedules of Portfolio Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets.

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include thinly traded or illiquid securities, high-yield securities, and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of May 31, 2012, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

U.S. Treasury Fund
FDIC Guaranteed Obligations[1]	$-	$37,761,385	$-	$37,761,385
U.S. Treasury Obligations	-	461,171,694	-	461,171,694
Repurchase Agreements	-	698,951,066	-	698,951,066
Total Investments	-	1,197,884,145	-	1,197,884,145
Cash Management Fund
Commercial Paper[1]	-	299,363,286	-	299,363,286
U.S. Government Agency Securities	-	201,035,182	-	201,035,182
Repurchase Agreements	-	425,986,527	-	425,986,527
Total Investments	-	926,384,995	-	926,384,995
Tax-Free Money Market Fund
Municipal Bonds[2]	-	398,135,595	-	398,135,595
Investment Companies	414,184	-	-	414,184
Total Investments	414,184	398,135,595	-	398,549,779
Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	-	36,688,536	-	36,688,536
Investments in Affiliates	5,831,875	-	-	5,831,875
Total Investments	5,831,875	36,688,536	-	42,520,411
Short Term Income Fund
Asset Backed Securities	-	5,535,918	-	5,535,918
Mortgage Backed Securities[3]	-	35,027,535	-	35,027,535
Corporate Bonds[1]	-	13,021,739	-	13,021,739
Municipal Bonds[2]	-	1,783,496	-	1,783,496
U.S. Government Agency Securities	-	1,950,871	-	1,950,871
U.S. Treasury Obligations	-	38,716,152	-	38,716,152
Investments in Affiliates	9,534,310	-	-	9,534,310
Total Investments	9,534,310	96,035,711	-	105,570,021
Intermediate Bond Fund
Asset Backed Securities	-	770,319	-	770,319
Mortgage Backed Securities[3]	-	9,425,735	-	9,425,735
Corporate Bonds[1]	-	4,100,477	-	4,100,477
U.S. Government Agency Securities	-	950,339	-	950,339
U.S. Treasury Obligations	-	7,369,780	-	7,369,780
Investments in Affiliates	830,056	-	-	830,056
Total Investments	830,056	22,616,650	-	23,446,706
Bond Fund
Asset Backed Securities	-	1,410,339	-	1,410,339
Mortgage Backed Securities[3]	-	21,127,939	-	21,127,939
Corporate Bonds[1]	-	6,068,308	-	6,068,308
Taxable Municipal Bonds[2]	-	473,943	-	473,943
U.S. Government Agency Securities	-	1,287,309	-	1,287,309
U.S. Treasury Obligations	-	15,997,860	-	15,997,860
Investments in Affiliates	1,561,338	-	-	1,561,338
Total Investments	1,561,338	46,365,698	-	47,927,036
Balanced Fund
Common Stocks[1]	31,402,809	-	-	31,402,809
Asset Backed Securities	-	686,936	-	686,936
Mortgage Backed Securities[3]	-	11,079,019	-	11,079,019
Corporate Bonds[1]	-	3,004,818	-	3,004,818
Taxable Municipal Bonds[2]	-	280,379	-	280,379
U.S. Government Agency Securities	-	2,250,441	-	2,250,441
U.S. Treasury Obligations	-	7,987,442	-	7,987,442
Investment Companies	2,867,214	-	-	2,867,214
Investments in Affiliates	2,500,159	-	-	2,500,159
Total Investments	36,770,182	25,289,035	-	62,059,217
U.S. Large Cap Equity Fund
Common Stocks[1]	31,104,043	-	-	31,104,043
Investment Companies	230,294	-	-	230,294
Investments in Affiliates	382,756	-	-	382,756
Total Investments	31,717,093	-	-	31,717,093
Opportunistic Fund
Common Stocks[1]	565,797	-	-	565,797
Convertible Preferred Stocks	26,559	-	-	26,559
Investment Companies	45,579	-	-	45,579
Investments in Affiliates	131,295	-	-	131,295
Total Investments	769,230	-	-	769,230

[1]	Please see the Schedule of Portfolio Investments for Industry classification.
[2]	Please see the Schedule of Portfolio Investments for State classification.
[3]	Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of May 31, 2012, based on levels assigned to securities on August 31, 2011.

In May 2011, the FASB issued Accounting Standard Update 2011-04 (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have an impact on the Funds’ Financial Statements, other than enhanced disclosures.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the U.S. Large Cap Equity Fund, and the Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Security Transactions:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased at a stated price for delivery beyond the normal settlement date, thereby involving the risk that the purchase price may be more than the market price when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase the security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and/or marketable securities equal in value to commitments for when-issued securities. As of May 31, 2012, the Funds held no when-issued securities.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2012, the Cash Management Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, and the Balanced Fund held restricted securities representing 29.62%, 7.91%, 7.02%, 3.96%, and 1.26% of net assets, respectively. The restricted securities held as of May 31, 2012, are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value

Cash Management Fund:
Chevron Corp., 0.09%, 6/11/12	5/10/2012	$29,997,600	$30,000,000	$29,999,250
Colgate-Palmolive Co., 0.08%, 6/4/12	5/29/2012	29,999,600	30,000,000	29,999,800
Google, Inc., 0.10%, 6/18/12	5/16/2012	29,997,250	30,000,000	29,998,583
Johnson & Johnson, 0.18%, 9/26/12	4/17/2012	29,975,700	30,000,000	29,982,450
Nestle Capital Corp., 0.30%, 2/25/13	4/30/2012	29,924,750	30,000,000	29,932,750
Novartis Finance Corp., 0.12%, 6/4/12	5/30/2012	29,999,500	30,000,000	29,999,700
The Coca-Cola Co., 0.17%, 7/17/12	1/17/2012	9,991,406	10,000,000	9,997,828
The Coca-Cola Co., 0.23%, 10/2/12	4/11/2012	14,983,325	15,000,000	14,988,212
The Procter & Gamble Co., 0.12%, 6/1/12	3/27/2012	9,488,912	9,491,000	9,491,000
Total Capital SA, 0.10%, 6/7/12	5/31/2012	29,999,417	30,000,000	29,999,500
Wal-Mart Stores, Inc., 0.09%, 6/26/12	5/10/2012	29,996,475	30,000,000	29,998,125

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.82%, 12/23/35	7/24/2007	1,050,849	1,091,338	65,480
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/2009	590,034	602,076	626,165
Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	6/6/2007	6,194	6,190	6,436
CNL Funding, Series 1999-1, Class A2, 7.65%, 6/18//14	3/26/2012	2,282,671	2,205,479	2,267,751
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 3.67%, 6/26/37	3/30/2010	749,075	763,302	751,701
I-Preferred Term Securities IV, 1.22%, 6/24/34, Continuously Callable @ 100	3/8/2006	1,470,000	1,500,000	825,000
Jackson National Life Global, 5.38%, 5/8/13	7/20/2009	881,315	875,000	906,202
JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/2009	284,567	296,424	302,914
JPMorgan Re-Remic, Series 2009-5, Class 2A1, 2.17%, 1/26/37	8/27/2010	293,857	297,010	293,385
JPMorgan Re-Remic, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/9/2010	1,416,651	1,408,938	1,427,966
JPMorgan Re-Remic, Series 2009-7, Class 8A1, 5.45%, 1/27/47	10/1/2009	207,940	216,604	220,977
JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37	8/31/2011	523,813	513,542	521,434
Preferred Term Securities IX, 2.27%, 4/3/33, Continuously Callable @ 100	3/17/2003	500,000	500,000	165,000
Preferred Term Securities V, 2.57%, 4/3/32, Continuously Callable @ 100	9/14/2006	305,967	315,046	12,602
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.62%, 12/23/37	11/27/2007	532,073	682,164	6,822
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	897,934	8,979
I-Preferred Term Securities, 2.58%, 12/11/32, Callable 7/9/12 @100	4/9/2003	502,835	500,000	212,500
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	500,000	500,000	505,050
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	6/2/2006	80,384	80,384	66,536
Preferred Term Securities IX, 2.27%, 4/3/33, Callable 7/9/12 @ 100	3/18/2003	500,000	500,000	165,000
Preferred Term Securities XI, 2.07%, 9/24/33, Callable 7/9/12 @ 100	9/12/2003	513,814	513,814	166,989
Preferred Term Securities XX, 0.92%, 3/22/38, Callable 7/9/12 @ 100	12/21/2007	880,319	973,987	331,156
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	398,411	406,542	122
Preferred Term Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100	11/8/2007	961,668	1,181,375	183,113

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.62%, 12/23/37	11/27/2007	409,287	524,742	5,248
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	8/4/2008	176,336	897,934	8,979
American International Group, Inc., 4.25%, 5/15/13	10/19/2004	94,000	100,000	101,954
I-Preferred Term Securities, 2.58%, 12/11/32, Callable 7/9/12 @100	4/9/2003	502,835	500,000	212,500
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	8/27/2010	750,000	750,000	757,575
JPMorgan Re-Remic, Series 2009-7, Class 12A1, 6.25%, 1/27/37	9/2/2009	117,590	122,489	125,171
Preferred Term Securities IX, 2.27%, 4/3/33, Callable 7/9/12 @ 100	3/18/2003	1,000,000	1,000,000	330,000
Preferred Term Securities XI, 2.07%, 9/24/33, Callable 7/9/12 @ 100	9/12/2003	513,814	513,814	166,990
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	199,206	203,271	61
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/2009	173,288	212,624	194,644

Balanced Fund:
Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.71%, 5/26/37	3/30/2010	309,740	309,740	318,372
Jackson National Life Global, 5.38%, 5/8/13	7/20/2009	246,198	250,000	258,915
JPMorgan Re-Remic, Series 2009-7, Class 5A1, 6.00%, 2/27/37	4/28/2010	134,728	136,089	138,180
Preferred Term Securities XX, 0.92%, 3/22/38, Callable 7/9/12 @ 100	12/21/2007	176,064	194,797	66,231
Preferred Term Securities XXIII, 0.00%, 12/22/36	5/3/2010	119,523	121,963	37
Regional Diversified Funding, 1.79%, 1/25/36	1/9/2007	256,830	265,194	2,652

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the

Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3. Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

4. Federal Income Taxes:

At May 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$39,172,290	$3,348,121	$-	$3,348,121
Short-Term Income Fund	112,193,231	1,682,217	(8,305,427)	(6,623,210)
Intermediate Bond Fund	28,257,327	924,996	(5,735,617)	(4,810,621)
Bond Fund	50,639,493	2,298,094	(5,010,551)	(2,712,457)
Balanced Fund	58,097,214	6,970,245	(3,008,242)	3,962,003
U.S. Large Cap Equity Fund	28,155,178	4,625,617	(1,063,702)	3,561,915
Opportunistic Fund	785,251	22,030	(38,051)	(16,021)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 26, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	July 26, 2012

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 26, 2012

* Print the name and title of each signing officer under his or her signature.